Shareholder Report, Average Annual Return (Details) 197397_Roundhill China Magnificent Seven ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill China Magnificent Seven ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill China Magnificent Seven ETF NAV
Average Annual Return, Percent	16.16%	(1.08%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	17.33%